Related Party Transactions (Details) - USD ($) $ in Millions	1 Months Ended
	Feb. 28, 2016	Apr. 30, 2015	Aug. 31, 2014	Dec. 31, 2024
Related Party Transaction [Line Items]
Net loan receivables amount				$ 10.9
Sohu [Member] | Fox Financial Technology Group Limited [Member]
Related Party Transaction [Line Items]
Investment amount in period	$ 10.5	$ 16.1	$ 4.8
Sohu [Member] | Changyou [Member] | Fox Financial Technology Group Limited [Member] | Prepaid Expenses and Other Current Assets [Member]
Related Party Transaction [Line Items]
Net loan receivables amount				33.2
Sohu [Member] | Changyou [Member] | Fox Financial Technology Group Limited [Member] | Other Current Liabilities [Member]
Related Party Transaction [Line Items]
Loans payable to related party current				$ 34.1